Consolidated Balance Sheets (Unaudited) (Huale Group Co.Limited) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 317,470	$ 120,126
Accounts receivable	1,415	1,434
Prepaid expenses, taxes and other current assets	105,939	96,717
Other receivables, net	159,905	134,112
Inventory	206,405	138,211
Related party receivable	322,457	80,270
Total current assets	1,113,591	570,870
Non-current assets
Plant and equipment, net	298,140	367,484
Right-of-use assets	209,977	264,164
Goodwill	49,564	49,564
Total non-current assets	557,681	681,212
Total Assets	1,671,272	1,252,082
Current liabilities
Accounts payable	84,860	57,303
Other payable and accruals	372,394	295,618
Deferred revenue	474,272	456,112
Related party payable	880,555	195,214
Deferred subsidy income	105,945	107,488
Operating lease liabilities	102,902	102,160
Total current liabilities	2,020,928	1,213,895
Non-current liabilities
Deferred subsidy income	114,774	170,190
Operating lease liabilities	112,045	166,444
Total non-current liabilities	226,819	336,634
Total Liabilities	2,247,747	1,550,529
Stockholders' (Deficit) Equity
Common stock	3,625	3,625
Accumulated deficit	(749,191)	(482,847)
Foreign currency translation reserve	5,559	(1,711)
Non-controlling interest	(36,821)	(17,867)
Total (Deficit) Equity	(576,475)	(298,447)
Total Liabilities and (Deficit) Equity	1,671,272	1,252,082
Huale Group Co. Limited [Member]
Current assets
Cash and cash equivalents	317,470	120,126
Accounts receivable	1,415	1,434
Prepaid expenses, taxes and other current assets	105,939	96,717
Other receivables, net	159,905	134,112
Inventory	206,405	138,211
Related party receivable	445,585	162,054
Total current assets	1,236,719	652,654
Non-current assets
Plant and equipment, net	298,140	367,484
Right-of-use assets	209,977	264,164
Goodwill	49,564	49,564
Total non-current assets	557,681	681,212
Total Assets	1,794,400	1,333,866
Current liabilities
Accounts payable	84,860	57,303
Other payable and accruals	372,394	295,618
Deferred revenue	474,272	456,112
Related party payable	791,283	105,942
Deferred subsidy income	105,945	107,488
Operating lease liabilities	102,902	102,159
Total current liabilities	1,931,656	1,124,622
Non-current liabilities
Deferred subsidy income	114,774	170,190
Operating lease liabilities	112,045	166,444
Total non-current liabilities	226,819	336,634
Total Liabilities	2,158,475	1,461,256
Stockholders' (Deficit) Equity
Common stock	100,000	100,000
Accumulated deficit	(432,813)	(207,812)
Foreign currency translation reserve	5,559	(1,711)
Non-controlling interest	(36,821)	(17,867)
Total (Deficit) Equity	(364,075)	(127,390)
Total Liabilities and (Deficit) Equity	$ 1,794,400	$ 1,333,866